Share capital (Tables)	6 Months Ended
Jun. 30, 2023
Share capital
Summary of Group's share structure as though the restructuring took effect retroactively

The below table sets out the Group’s share structure as at 30 June 2023:

	At 30 June 2023
	Authorised	Issued
Class A ordinary shares	20,000,000	6,782,000
Preferred shares	55,000,000	—
	75,000,000	6,782,000

	At 30 June 2023
	Number	Share
	of shares	capital
Issuance of shares to Swvl Inc. shareholders	4,632,557	11,581
Issuance of shares to SPAC shareholders	557,960	1,395
Conversion of convertible notes	645,018	1,612
Issuance of shares to PIPE investors	158,656	397
Other shares issued during the year	787,809	1,970
	6,782,000	16,955

At 30 June 2023
Share Premium
Issuance of shares to Swvl Inc. shareholders	91,379,914
Conversion of convertible notes	145,952,505
Issuance of share to PIPE investors	39,663,603
Recapitalization costs (Note 23)	121,077,329
Other shares issued during the year	31,887,125
429,960,476
Less:
Costs attributable to the issuance of shares in connection with the business combination	(8,467,766)
Fair value of earnout shares	(75,550,455)
345,942,255